BUSINESS COMBINATION AND INVESTMENT IN AN AFFILIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of fair value of assets acquired, liabilities assumed, intangible assets and resulting bargain purchase
The table below summarizes the fair value of assets acquired, liabilities assumed, intangible assets and resulting bargain purchase in Turbochrome –

Asset	Fair value
Cash and cash equivalents	$1,164
Inventories	616
Other current assets	2,169
Property, plant and equipment	6,825
Identifiable intangible assets -
Customers relationships	1,342
Current liabilities	(2,857)
Deferred Taxes	(271)
Accrued severance pay	(15)
Net Identifiable assets acquired	8,973
Gain from bargain purchase	(4,833)
Total consideration (including contingent consideration in amount of $640)	$4,140

Schedule of actual net sales and net income
The actual Turbochrome Ltd. net sales and net income included in the Company's consolidated statements of operations and comprehensive income for the year ended December 31, 2015 (for the period from October 19, 2015 acquisition date through December 31 ,2015) are as follows:

U.S. dollars in thousands
Actual Turbochrome results of operations included in the consolidated results of operations:
Revenue	1,905
Net loss attributable by Turbochrome	(163)

Schedule of pro forma financial information
	Year ended December 31
	2015	2014
Revenue	92,230	87,598
Net income	801	1,463
Earnings per share:
Basic and Diluted	0.09	0.17

Schedule of Summarized Statement of Operations Financial Information for Equity Method Investment	Financial information
Year ended December 31,
2014

Net sales	$24,442
Gross profit	7,342
Income from continuing operations	827
Net income	727
Income attributable to common stockholders	$336

Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution
A reconciliation of the share in results of FAVS for the year ended December 31, 2014:

Year ended December 31,
2014

Share in income related to common stockholders	$49
Share in income related to preferred stock	218
Net income	$267